Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss)
The Company recognized the following amounts of pre-tax gain as a component of OCI or OCL during the years ended December 31, 2019, 2018 and 2017:

	Pre-Tax Gain Recognized in OCI or OCL
Derivatives in Cash Flow Hedging Relationships	Years Ended December 31,
	2019	2018	2017
Foreign currency forward contracts	$—	$—	$4,708
Interest rate swaps	—	18,960	2,269

Reclassification out of Accumulated Other Comprehensive Income
The following table provides the location of the effective portion of the pre-tax gain (loss) reclassified from AOCL or AOCI into revenue, direct costs and interest expense, net, respectively, on the consolidated statements of operations during the years ended December 31, 2019, 2018 and 2017:

		Pre-Tax Gain (Loss) Reclassified from AOCL or AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Location of Gain (Loss) Reclassified from AOCL or AOCI into Statements of Operations	Years Ended December 31,
		2019	2018	2017
Foreign currency forward contracts	Revenue	$—	$—	$1,887
Foreign currency forward contracts	Direct costs	—	—	3,000
Interest rate swaps	Interest expense, net	12,327	5,618	(11,914)
The following table presents the significant reclassifications to the statements of operations out of AOCI or AOCL and the line item affected on the consolidated statements of operations for the respective periods:

	Years Ended December 31,
Details about AOCI or AOCL Components	2019	2018	2017	Affected line item in statements of operations
Gains (losses) on derivative instruments:
Foreign currency forward contracts	$—	$—	$1,887	Revenue
Foreign currency forward contracts	—	—	3,000	Direct costs
Interest rate swaps	12,327	5,618	(11,914)	Interest expense, net
Total before income tax (expense) benefit	12,327	5,618	(7,027)
Income tax (expense) benefit	(2,804)	(1,357)	2,930	Provision for (benefit from) income taxes
Total net of income tax	$9,523	$4,261	$(4,097)

Foreign currency translation:
Income tax expense	$—	$—	$(16,825)	Provision for (benefit from) income taxes

Defined benefit pension plan:
Amortization of actuarial loss	$(605)	$(784)	$(1,693)	Net periodic pension costs (1)
Income tax benefit	116	141	535	Provision for (benefit from) income taxes
Total net of income tax	$(489)	$(643)	$(1,158)
(1) Net periodic pension costs are included as a component of other (expense) income, net, on the consolidated statements of operations for the year ended December 31, 2019 and 2018 and as a component of direct costs and SG&A expenses on the consolidated statements of operations for the year ended December 31, 2017.